JOINT VENTURES AND ASSOCIATES - Share of profit or loss of joint ventures and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 1,144,418	$ 997,429	$ 2,477,193
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	670,065	270,579	171,502
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	856,006	708,550	2,294,332
Moolec Science Ltd
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	(383,447)
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 1,794	$ 18,300	$ 11,359